Short-Term Bank Deposit	12 Months Ended
Dec. 31, 2018
Short-Term Bank Deposit [Abstract]
SHORT-TERM BANK DEPOSIT

NOTE 6: SHORT-TERM BANK DEPOSIT

The deposit bears an annual interest of 2.38% (in 2017: 1.4%) and was deposited for a six months period.

The deposit is invested with high quality financial corporation in Israel.